Note 4 - Debt Obligations (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	DECEMBER 31, 2015	SEPTEMBER 30, 2016

Convertible notes, mature June 1, 2018	$3,245,972	$4,834,305
Convertible notes, mature September 17, 2019	—	283,571
Line of credit, matures December 1, 2017	—	50,000
Total	$3,245,972	$5,447,876

Convertible Debt [Table Text Block]
Pricing Supplement	Conversion Price	Warrant Exercise Price	Aggregate Investments
No. 1	$0.25	$0.40	$460,000
No. 2	$0.25	$0.40	1,100,000
No. 3	$0.35	$0.45	1,546,713
No. 4	$0.35	$0.45	550,000
No. 5	$0.55	$0.70	1,155,000
			$4,811,713